Warrants - Additional Information (Details) - USD ($)	May 12, 2023	Mar. 31, 2023	Mar. 15, 2023	Dec. 31, 2022	Oct. 28, 2022	Oct. 27, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Outstanding warrants				16,857,714			69,714
Warrants outstanding		$ 17,186,066		$ 16,857,714
Common stock, shares issued		13,296,516		12,699,668
Class of warrant or right exercise price	$ 2.97		$ 2.97
Warrant to purchase common stock, par value		$ 0.0001		$ 0.0001
SeaStar Medical, Inc. [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants					57,942
Legacy SeaStar Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants				69,714
Warrants outstanding				$ 7,000,000
Warrant to purchase common stock, par value					$ 11.5
Public Stockholders Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants				10,350,000		10,350,000	0
Warrants outstanding		$ 10,350,000		$ 10,350,000
Class of warrant or right exercise price				$ 0.01
Common stock, closing price per share				18
Public Stockholders Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right exercise price				$ 11.5
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants				5,738,000			0
Warrants outstanding		5,738,000		$ 5,738,000	$ 6,688,000
Private Placement Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right exercise price				$ 11.5
PIPE Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants				700,000	700,000		0
Warrants outstanding		700,000		$ 700,000
Common stock, shares issued					700,000
Warrant to purchase common stock, par value					$ 10
Convertible Note Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		$ 328,352	$ 328,352	$ 0
Warrants expire term			5 years
Issuance of convertible notes			$ 500,000